AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

December 31, 2020

(unaudited)

Principal Amount	General Obligation Bonds (24.6%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City (2.7%)
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$ 222,000	6.250%, 01/01/29	NR/A-/NR	$ 228,169

	Gilbert Improvement District No. 19
5,000	5.200%, 01/01/23	Aa1/AA-/NR	5,018

	Gilbert Improvement District No. 20
585,000	5.100%, 01/01/29	Aa1/AA-/NR	598,502

	Glendale, Arizona
200,000	5.000%, 07/01/33	NR/AA-/AAA	259,090

	Goodyear McDowell Road Commercial Corridor Improvement District
855,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	979,445

	Mesa, Arizona
425,000	4.000%, 07/01/32	Aa2/AA/NR	516,035
425,000	4.000%, 07/01/33	Aa2/AA/NR	513,710
450,000	4.000%, 07/01/34	Aa2/AA/NR	542,642

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	229,872
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	585,585

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa2/NR/NR	2,006,920

	Tolleson, Arizona
1,000,000	4.000%, 07/01/38	NR/AA/AAA	1,168,630
	Total City		7,633,618

	County (6.2%)
	Drexel Heights Fire District
120,000	3.000%, 07/01/21	NR/AA-/NR	121,600
100,000	3.000%, 07/01/22	NR/AA-/NR	103,749
255,000	3.000%, 07/01/23	NR/AA-/NR	270,364

	Maricopa Co. Daisy Mountain Fire District
340,000	4.000%, 07/01/27 AGMC Insured	NR/AA/NR	401,020
395,000	3.500%, 07/01/28 AGMC Insured	NR/AA/NR	452,828

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/A+	2,987,825
2,500,000	5.000%, 07/01/26	Aa3/NR/A+	3,077,300
3,000,000	5.000%, 07/01/32	Aa3/NR/A+	3,791,700
1,500,000	5.000%, 07/01/34	Aa3/NR/A+	1,883,160

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	County (continued)
	Pima Co. Northwest Fire District
$ 515,000	4.000%, 07/01/21	NR/AA-/NR	$ 524,378
545,000	4.000%, 07/01/22	NR/AA-/NR	573,258

	Yavapai Co. Jail District
1,650,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/AA	1,933,173

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,126,100
	Total County		17,246,455

	School District (15.7%)
	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,185,360
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	612,180

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,152,620

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	582,829

	Maricopa Co. Elementary School District No. 1 (Phoenix)
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	586,575
460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	535,753

	Maricopa Co. Elementary School District No. 2 (Riverside)
1,000,000	5.000%, 07/01/30 BAMAC Insured	NR/AA/NR	1,310,170

	Maricopa Co. Elementary School District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa2/NR/NR	628,795

	Maricopa Co. Elementary School District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	622,980

	Maricopa Co. Elementary School District No. 25 (Liberty)
350,000	4.000%, 07/01/35 AGMC Insured	NR/AA/NR	423,269
300,000	4.000%, 07/01/36 AGMC Insured	NR/AA/NR	361,584
375,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	450,611

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
350,000	5.000%, 07/01/34	Aa1/AA/NR	414,708

	Maricopa Co. Elementary School District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	377,020
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	685,392
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	353,109
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	440,468

	Maricopa Co. Elementary School District No. 66 (Roosevelt)
500,000	5.000%, 07/01/21 BAMAC Insured	A2/AA/NR	511,420

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Maricopa Co. Elementary School District No. 92 (Pendergast)
$ 175,000	5.000%, 07/01/21	A1/NR/AA+	$ 179,041
230,000	5.000%, 07/01/22	A1/NR/AA+	246,082

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/AAA	578,700

	Maricopa Co. High School District No. 214 (Tolleson)
825,000	4.000%, 07/01/34	Aa1/AA/NR	990,248

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	A1/AA-/NR	1,581,495
675,000	4.500%, 07/01/33 AGMC Insured	A1/AA/NR	766,996

	Maricopa Co. Unified School District No. 24 (Gila Bend)
105,000	5.500%, 07/01/22	NR/NR/NR*	105,183

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa3/A+/NR	1,854,844

	Maricopa Co. Unified School District No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A2/AA/NR	1,073,791

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
100,000	5.000%, 07/01/24	Aa1/NR/AAA	116,585
1,000,000	4.500%, 07/01/30	Aa1/NR/AAA	1,094,800
225,000	3.000%, 07/01/35	Aa1/NR/AAA	255,098
300,000	3.000%, 07/01/36	Aa1/NR/AAA	338,958

	Maricopa Co. Unified School District No. 80 (Chandler)
300,000	5.000%, 07/01/23	Aa1/AA/NR	335,664
545,000	4.000%, 07/01/36	Aa1/AA/NR	655,101

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	551,835
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	Baa2/A+/NR	2,353,660

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,331,005

	Maricopa Co. Unified School District No. 93 (Cave Creek)
100,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	113,267

	Mohave Co. Unified School District No. 1 (Lake Havasu)
250,000	2.000%, 07/01/21	Aa2/NR/NR	252,273
500,000	5.000%, 07/01/35	Aa2/NR/NR	617,270

	Mohave Co. Unified School District No. 20 (Kingman)
2,000,000	5.000%, 07/01/25 BAMAC Insured	A1/AA/NR	2,410,980

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Navajo Co. Unified School District No. 10 (Show Low)
$ 500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	$ 586,575

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	503,940

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,278,300
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,017,830
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,153,000
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,128,620

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	1,183,790

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	715,778

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,132,068

	Pima Co. Unified School District No. 20 (Vail)
260,000	5.000%, 07/01/25 AGMC Insured	NR/AA/NR	309,462
1,000,000	5.000%, 07/01/26 AGMC Insured	NR/AA/NR	1,227,900
700,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	903,245

	Pinal Co. Unified School District No. 1 (Florence)
200,000	2.000%, 07/01/21 BAMAC Insured	NR/AA/NR	201,640

	Pinal Co. Unified School District No. 44 (J. O. Combs)
1,225,000	3.750%, 07/01/38 AGMC Insured	NR/AA/NR	1,396,120

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,294,104

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A3/AA/NR	850,666
	Total School District		43,920,757
	Total General Obligation Bonds		68,800,830

	Revenue Bonds (65.6%)
	Airport (7.7%)
	Phoenix Civic Improvement Corp. Airport Bonds
5,000,000	4.000%, 07/01/40	A1/A/NR	5,663,000
725,000	5.000%, 07/01/22 AMT	A1/A/NR	769,979
2,595,000	5.000%, 07/01/27 AMT	Aa3/A+/NR	3,266,975
185,000	5.000%, 07/01/30 AMT	Aa3/A+/NR	229,232
3,850,000	5.000%, 07/01/31 AMT	Aa3/A+/NR	4,753,441
2,700,000	5.000%, 07/01/32 AMT	Aa3/A+/NR	2,954,421
200,000	5.000%, 07/01/33 AMT	Aa3/A+/NR	249,092
1,600,000	3.000%, 07/01/49	A1/A/NR	1,680,144
300,000	5.000%, 07/01/49	A1/A/NR	372,702
1,000,000	3.250%, 07/01/49 AMT	A1/A/NR	1,051,110

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (continued)
	Phoenix-Mesa Gateway Airport Authority
$ 515,000	5.000%, 07/01/38 AMT	A1/AA+/NR	$ 545,102
	Total Airport		21,535,198

	Charter Schools (2.3%)
	Arizona Industrial Development Authority (Basis Schools)
240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	286,102

	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	524,970

	Arizona Industrial Development Authority (Equitable Schools)
225,000	5.000%, 11/01/21	NR/A/NR	233,258
700,000	4.000%, 11/01/27	NR/A/NR	845,747
600,000	5.000%, 11/01/32	NR/A/NR	796,278
1,000,000	4.000%, 11/01/36	NR/A/NR	1,202,270

	La Paz Co. Industrial Development Authority (Harmony Public Schools Projects)
200,000	5.000%, 02/15/28	NR/BBB/NR	231,544

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	306,220
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	380,860

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	552,635

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	461,434

	Phoenix Industrial Development Authority (Vista College Preparatory Projects)
430,000	5.000%, 07/01/43 State Enhanced	NR/AA-/NR	519,539
	Total Charter Schools		6,340,857

	Excise Tax (11.6%)
	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA/AA	453,084
1,000,000	5.000%, 07/01/43	NR/AA/AA	1,176,650

	Buckeye Roosevelt Street Improvement District
100,000	4.000%, 01/01/32	NR/A-/NR	105,185
125,000	4.050%, 01/01/33	NR/A-/NR	131,314

	Bullhead City Excise Tax
310,000	3.000%, 07/01/21	NR/AA/NR	314,210

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	595,360

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Excise Tax (continued)
	Flagstaff Pledged Revenue
$ 1,395,000	4.250%, 07/01/33	NR/AA/NR	$ 1,607,542

	Gila Co. Pledged Revenue Obligations
555,000	4.000%, 07/01/30	NR/AA/NR	669,929

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AAA/AAA	502,844

	Goodyear Public Improvement Corp.
500,000	5.250%, 07/01/24	Aa2/AA+/NR	537,100
1,500,000	5.000%, 07/01/26	Aa2/AA+/NR	1,601,775

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,143,020

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	295,908
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,552,726

	Mesa Excise Tax
1,000,000	3.000%, 07/01/38	Aa3/AA+/NR	1,085,900

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,104,397

	Phoenix Civic Improvement Corp.
2,425,000	4.000%, 07/01/45	Aa2/AAA/AA+	2,921,980

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,561,940
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,746,760
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,115,360
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	3,340,980

	Pinal Co. Revenue Obligations Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,712,535

	Queen Creek Excise Tax & State Shared Revenue
250,000	5.000%, 08/01/30	NR/AA/AA	277,893

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	2,079,292
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	1,097,037

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aa1/AAA/AA+	1,784,625
	Total Excise Tax		32,515,346

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (9.5%)
	Arizona Health Facilities Authority (Banner Health)
$ 2,000,000	5.000%, 01/01/44	NR/AA-/AA-	$ 2,252,160

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/27	A1/A/A+	1,049,070
775,000	5.000%, 02/01/30	A1/A/A+	810,371
6,035,000	5.000%, 02/01/34	A1/A/A+	6,290,643

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,480,480
1,500,000	5.000%, 12/01/42	A2/NR/A	1,720,875

	Maricopa Co. Industrial Development Authority (Banner Health)
1,600,000	5.000%, 01/01/38	NR/AA-/AA-	1,952,048

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A	2,607,233
1,000,000	4.125%, 09/01/42	A2/NR/A	1,147,440

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA-/NR	518,010
500,000	5.250%, 10/01/26	NR/AA-/NR	517,520

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
200,000	5.000%, 08/01/21	A2/NR/A+	204,996
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,101,090
675,000	5.000%, 08/01/34	A2/NR/A+	797,762

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A/NR	1,820,981
200,000	5.000%, 08/01/32	NR/A/NR	225,308
	Total Healthcare		26,495,987

	Higher Education (8.6%)
	Arizona Board of Regents (Arizona State University System)
480,000	5.000%, 07/01/31	Aa2/AA/NR	569,726
285,000	5.000%, 07/01/32	Aa2/AA/NR	301,832
115,000	5.000%, 07/01/32	Aa2/AA/NR	121,792
565,000	4.000%, 07/01/49	Aa2/AA/NR	656,852

	Arizona Board of Regents (Arizona State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	883,688

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Arizona Board of Regents (Northern Arizona University System)
$ 575,000	5.000%, 06/01/32	A1/A+/NR	$ 648,215

	Arizona Board of Regents (Northern Arizona University) Speed Stimulus Plan for Economic & Educational Development
2,090,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	2,725,026

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,705,635
1,500,000	3.125%, 08/01/39	Aa3/A+/NR	1,638,840

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	459,184

	Arizona Industrial Development Authority (North Carolina Central University Student Housing)
250,000	4.000%, 06/01/34 BAMAC Insured	Baa3/AA/NR	284,685
700,000	4.000%, 06/01/39 BAMAC Insured	Baa3/AA/NR	786,464

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	Aa3/AA-/NR	710,681

	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	718,704

	McAllister Academic Village (Arizona State University Hassayampa)
1,000,000	5.000%, 07/01/39	Aa3/AA-/NR	1,189,410

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	224,296
400,000	5.000%, 07/01/33	Baa3/NR/NR	447,324
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,364,813

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing II)
100,000	5.000%, 07/01/26	Baa3/NR/NR	111,606
250,000	5.000%, 07/01/27	Baa3/NR/NR	282,270
150,000	5.000%, 07/01/28	Baa3/NR/NR	170,960
200,000	5.000%, 07/01/30	Baa3/NR/NR	228,332
300,000	5.000%, 07/01/32	Baa3/NR/NR	339,150

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A3/BBB+/NR	573,460

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Phoenix Industrial Development Authority (Rowan University Project)
$ 2,000,000	5.250%, 06/01/34	A3/A/NR	$ 2,101,200

	Pima Co. Community College District
1,075,000	5.000%, 07/01/36	Aa3/NR/AA-	1,360,230
750,000	4.000%, 07/01/37	Aa3/NR/AA-	884,363
500,000	4.000%, 07/01/38	Aa3/NR/AA-	588,175

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,020,690

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,103,670
	Total Higher Education		24,201,273

	Housing (1.8%)
	Arizona Industrial Development Authority Green Bond MTEB (Chandler Village Apartments Project)
4,969,927	2.120%, 07/01/37 FNMA Insured Series 2020	Aaa/NR/NR	5,101,730

	Lease (4.7%)
	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	640,290
500,000	5.000%, 09/01/28	A2/A/NR	532,685
1,000,000	5.000%, 09/01/29	A2/A/NR	1,063,630

	Maricopa Co. COP
4,000,000	5.000%, 07/01/21	Aa1/AA+/AA+	4,095,560

	Nogales Municipal Development Authority, Inc.
845,000	4.000%, 06/01/36	NR/AA-/NR	935,854
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	747,969
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	965,431
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,345,120

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA+/NR	564,990

	State of Arizona COP
500,000	5.000%, 10/01/25	Aa2/AA-/NR	610,665
500,000	5.000%, 09/01/27	Aa2/AA-/NR	602,595
	Total Lease		13,104,789

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Mortgage (2.6%)
	Eastmark Community Facilities District No. 1
$ 345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	$ 398,165
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	414,637

	Estrella Mountain Ranch Community Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,213,740

	Festival Ranch Community Facilities District
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,173,535
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	929,333

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	551,410
500,000	4.000%, 07/15/32	A1/A-/NR	569,060

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	769,624

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	520,025

	Vistancia Community Facilities District
710,000	4.000%, 07/15/23 BAMAC Insured	A1/AA/NR	772,913
	Total Mortgage		7,312,442

	Pollution Control (1.7%)
	Apache Co. Industrial Development Authority, Pollution Control (Tucson Electric Power Co.)
2,955,000	4.500%, 03/01/30	A3/A-/NR	3,059,134

	Maricopa Co. Pollution Control (El Paso Electric Co.)
375,000	3.600%, 02/01/40	Baa2/NR/BBB+	416,036
250,000	3.600%, 04/01/40	Baa2/NR/BBB+	277,235

	Maricopa Co. Pollution Control (Palo Verde Project)
1,000,000	1.050%, 01/01/38 (Mandatory Put Date 6/01/22)	Baa2/BBB/NR	1,009,050
	Total Pollution Control		4,761,455

	Resource Recovery (2.9%)

	Chandler Industrial Development Authority (Intel Corporation Project)
4,250,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A1/A+/NR	4,490,848

	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,518,180

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	2.800%, 06/01/27 AMT (Mandatory Put Date 06/01/21)	NR/A-/NR	1,514,025
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	549,136
	Total Resource Recovery		8,072,189

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Senior Living Facilities (2.2%)
	Arizona Industrial Development Authority, First Tier (Great Lakes Senior Living Communities)
$ 480,000	4.250%, 01/01/40	NR/BB+/NR	$ 401,362

	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)
620,000	5.000%, 01/01/28	NR/BB/NR	593,886
555,000	5.000%, 01/01/29	NR/BB/NR	525,568
1,205,000	5.000%, 01/01/30	NR/BB/NR	1,128,567
1,405,000	4.000%, 01/01/33	NR/BB/NR	1,155,598

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,156,260

	Pima Co. Industrial Development Authority (Christian Care Senior Living Facility)
1,000,000	5.000%, 12/15/32	NR/BBB+/NR	1,143,420
	Total Senior Living Facilities		6,104,661

	Transportation (0.2%)
	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	556,580

	Turnpike/Highway (1.1%)
	Pima Co. Street & Highway Revenue
1,550,000	2.000%, 07/01/32	NR/AA/AA	1,627,903
1,480,000	2.000%, 07/01/33	NR/AA/AA	1,534,582
	Total Turnpike/Highway		3,162,485

	Utility (5.7%)
	Greater Arizona Development Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	567,015

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,740,495
1,560,000	4.000%, 07/01/34	Aa2/AA-/NR	1,959,266
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,147,754

	Pinal Co. Electrical District No. 3, Electrical System Revenue
305,000	4.750%, 07/01/31	NR/A+/NR	310,646

	Salt River Project Agricultural Improvement and Power Revenue
115,000	5.000%, 01/01/26	Aa1/AA+/NR	142,078
3,600,000	4.000%, 01/01/39	Aa1/AA+/NR	4,432,536
150,000	5.000%, 01/01/32	Aa1/AA+/NR	193,337

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,871,140

	Surprise Utility System Senior Lien Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	604,937
	Total Utility		15,969,204

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water/Sewer (3.0%)
	Gilbert Water Resource Municipal Property Corp.
$ 1,190,000	4.000%, 07/01/34	NR/AAA/AAA	$ 1,377,056

	Glendale Water & Sewer Revenue
500,000	5.000%, 07/01/28	A1/AA/NR	533,460

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,163,730

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,775,400

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,340,757

	Pima Co. Sewer Revenue System
1,335,000	5.000%, 07/01/26	NR/AA/AA	1,428,063
865,000	5.000%, 07/01/27	NR/AA/AA	924,356
	Total Water/Sewer		8,542,822
	Total Revenue Bonds		183,777,018

	Pre-Refunded Bonds (5.9%)††
	Pre-Refunded General Obligation Bonds (0.8%)
	School District (0.8%)
	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	283,148

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,200,000	4.750%, 07/01/30	Aa1/AA/NR	1,227,204

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa1/AA/NR	711,978
	Total Pre-Refunded General Obligation Bonds		2,222,330

	Pre-Refunded Revenue Bonds (5.1%)
	Excise Tax (0.1%)
	Mesa Excise Tax
250,000	5.000%, 07/01/32	Aa3/NR/NR	267,870

	Healthcare (3.9%)
	Arizona Health Facilities Authority (Banner Health)
5,000,000	4.000%, 01/01/43	NR/AA-/NR	5,188,600

	Arizona Health Facilities Authority (Dignity Health)
2,175,000	5.250%, 03/01/39	Baa1/BBB+/BBB+	2,192,139

	Maricopa Co. Hospital Revenue (Sun Health)
1,125,000	5.000%, 04/01/25	NR/NR/NR*	1,221,480
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,447,405
	Total Healthcare		11,049,624

Principal Amount	Pre-Refunded Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (continued)
	Higher Education (0.8%)
	Arizona Board of Regents (University of Arizona System)
$ 460,000	5.000%, 06/01/31	Aa2/AA-/NR	$ 490,029

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,622,070
	Total Higher Education		2,112,099

	Utility (0.1%)
	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A+/NR	256,280

	Water/Sewer (0.2%)
	Goodyear Water and Sewer Revenue
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA/NR	650,786
	Total Pre-Refunded Revenue Bonds		14,336,659
	Total Pre-Refunded Bonds		16,558,989
	Total Municipal Bonds (cost $250,072,709)		269,136,837

Shares	Short-Term Investment (2.0%)

5,677,731	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.03%** (cost $5,677,731)	Aaa-mf/AAAm/NR	5,677,731

	Total Investments (cost $255,750,440 - note b)	98.1%	274,814,568
	Other assets less liabilities	1.9	5,388,587
	Net Assets	100.0%	$ 280,203,155

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P or Fitch	7.9%
	Pre-refunded bonds††	6.2
	Aa of Moody's or AA of S&P or Fitch	58.2
	A of Moody's or S&P or Fitch	23.1
	Baa of Moody's or BBB of S&P or Fitch	3.0
	BB+ of S&P	1.4
	Not Rated*	0.2
		100.0%

See accompanying notes to financial statements.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
MTEB- Multifamily Tax-Exempt Mortgage-Backed Bonds
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.
Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $255,302,223 amounted to $19,512,345, which consisted of aggregate gross unrealized appreciation of $20,291,705 and aggregate gross unrealized depreciation of $779,360.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices – Short-Term Investment	$5,677,731
Level 2 – Other Significant Observable Inputs - Municipal Bonds	269,136,837
Level 3 – Significant Unobservable Inputs	-
Total	$274,814,568

+ See schedule of investments for a detailed listing of securities.